Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Shareholder's Equity [Line Items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes information about the stock options outstanding and exercisable:

	Year ended December 31, 2019		Year ended December 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at beginning of the year	3,130,000	$4.17	3,640,000	$4.40

Granted during the year	1,090,000	1.30	240,000	3.30

Expired/forfeited during the year	(701,665)	4.24	(750,000)	5.00

Balance at end of the year	3,518,335	$3.26	3,130,000	$4.17

Options exercisable at the end of the year	1,972,223	$4.32	2,183,334	$4.45

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below for options granted during the December 31, 2018 and 2019 periods. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. The 1,090,000 stock options issued on December 27, 2019 vest 1/3 on December 27, 2020, 1/3 on December 27, 2021 and 1/3 on December 27, 2022. The 200,000 stock options issued on June 30, 2018 vest 1/3 on July 1, 2019, 1/3 on July 1, 2020 and 1/3 on July 1, 2021. The 40,000 stock options issued on June 30, 2018 vest 1/2 on July 1, 2019 and 1/2 on July 1, 2020.

	December 31, 2019	December 31, 2018
Exercise price	$ 1.30	$3.30

Expected volatility	43.33%	30.78%

Expected option life	5 years	5 years

Contractual option life	5 years	5 years

Expected forfeiture	none	none

Expected option cancellation	none	none

Expected dividend yield	0%	0%

Risk-free interest rate	1.64%	2.06%

Disclosure of number and weighted average exercise prices of other equity instruments
The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2019		December 31, 2018
RSU	Number of units	Weighted average value	Number of units	Weighted average value

Balance at beginning of year	368,997	$5.01	488,665	$4.88

Awards and payouts during the period (net):

RSUs awarded	990,000	1.13	-	-

RSUs settled and common shares issued	(289,997)	5.35	(111,668)	4.33

RSUs forfeited	(4,000)	6.49	(8,000)	6.49

Balance at end of the year*	1,065,000	$1.31	368,997	$5.01
*As at December 31, 2019, 16,667 RSUs (2018, 106,668 RSUs) at a weighted average value of $3.90 have vested and have not yet been settled.

Explanation of effect of share-based payments on entity's profit or loss
The share-based payments recognized as an expense for the years ended December 31, 2019 and 2018 are as follows:

	Year ended	Year ended

	December 31, 2019	December 31, 2018
Expense recognized in the period for share-based payments	$789	$1,685

Earnings per share
The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2019	Year ended December 31, 2018
Numerator

Net loss for the year	$(128,758)	$(18,934)

Denominator

For basic - weighted average number of shares outstanding	210,134,192	195,968,588

Effect of dilutive securities	-	-

For diluted - adjusted weighted average number of shares outstanding	210,134,192	195,968,588

Loss Per Share
Basic	$(0.61)	$(0.10)
Diluted	$(0.61)	$(0.10)

Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments
The following tables reflect the number of stock options outstanding, the weighted average of options outstanding, and the exercise price of stock options outstanding at December 31, 2019. The Black-Scholes values are measured at the grant date.

At December 31, 2019
Expiry Date	Black-Scholes Value	Number of Options	Number of Exercisable Options	Exercise Price

April 13, 2020	925	585,000	585,000	4.66

October 14, 2020	133	100,000	100,000	4.21

December 10, 2020	332	295,000	295,000	3.57

June 30, 2021	120	100,000	100,000	6.35

November 3, 2021	214	100,000	100,000	6.96

February 5, 2022	171	100,000	100,000	5.86

December 21, 2022	967	908,335	605,556	3.48

June 30, 2023	203	200,000	66,667	3.30

June 30, 2023	41	40,000	20,000	3.30

December 27, 2024	436	1,090,000	-	1.30

	$3,542	3,518,335	1,972,223	$3.26